As Filed with the Securities and Exchange Commission on April 17, 2001

                                                             File No. 33-34411
                                                             File No. 811-06096
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                         PRE-EFFECTIVE AMENDMENT NO.                       / /

                        POST-EFFECTIVE AMENDMENT NO. 12                    /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /X/

                               AMENDMENT NO. 15                            /X/

                                 THE TORRAY FUND
                                 ---------------
               (Exact Name of Registrant as Specified in Charter)

                 6610 Rockledge Drive, Bethesda, Maryland 20817
                 ----------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (301) 493-4600

                            William M Lane, President
                                 The Torray Fund
                 6610 Rockledge Drive, Bethesda, Maryland 20817
                 ----------------------------------------------
               (Name and address of agent for service of process)

                                   COPIES TO:
                            Patrick W.D. Turley, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                           Washington, D.C. 20006-2401
                        --------------------------------
It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 or on such earlier date as the Commission may designate pursuant to paragraph (a)(3) of Rule 485.
                        --------------------------------

             THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL
            THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND
            EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT
           AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN
              OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE
                         OFFER OR SALE IS NOT PERMITTED.

                              SUBJECT TO COMPLETION
                              DATED APRIL 17, 2001


PROSPECTUS

July 1, 2001






The Torray Institutional Fund
The Torray Institutional Fund is a no-load mutual fund managed by The Torray Corporation.



Minimum Investment: $5 million










           The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                          Page

About the Fund............................................................
Fund Expenses.............................................................
Fund Management...........................................................
Past Performance of the Manager's Comparable Accounts.....................
Purchasing and Redeeming Shares...........................................
Taxes and Distributions...................................................

ABOUT THE FUND

Investment Goal

The Torray Institutional Fund's goal is to build shareholder wealth over long periods of time (10 years or more).

There is no guarantee that this objective will be met.

Investment Strategy and Policies

The manager's strategy is to buy and hold quality companies for long-term investment. In this context, "quality" refers to attributes including, but not necessarily limited to, demonstrated earning power, finances appropriate to the nature of the enterprise, strong competitive position and capable management. Despite its emphasis on a buy and hold approach, the manager may for various reasons elect to realize both short and long-term gains without regard to their potential impact on taxable investors. It is the manger's view, therefore, that The Torray Institutional Fund is more appropriate for tax exempt entities, for example, 401(k) and other similar retirement plan accounts, endowments, and foundations. Management does not utilize market forecasting nor does it attempt to time the Fund's investments to take advantage of the perceived outlook. Ordinarily 90% or more of assets will be invested in common stocks with the balance held in U.S. Treasury securities or other cash equivalents. Investments are not limited to any particular capitalization size. Positions in individual stocks will generally not exceed 8% of assets and in industry groupings, 25%.

The manager believes that value exists in businesses, not stocks. Consequently, a thorough analysis of corporate economic fundamentals is the essential element of The Torray Corporation's approach. History shows that the stocks of companies generating higher earnings rise over time. The manager's research, therefore, concentrates on studying growing businesses, the objective being to capitalize on the values that accumulate in such enterprises over long periods. Companies that have poor records or suddenly head downhill without convincing evidence that a turnaround can be achieved are avoided, even though their shares may appear "cheap". However, quality companies that have fallen from investor favor can be of interest if it can be determined that the cause or causes of investor disaffection are temporary and that their share prices fail to reflect The Torray Corporation's assessment of their intrinsic value. Investments are made only when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in The Torray Institutional Fund.

The Fund's goal and investment strategy can be changed without shareholder approval.

MAIN RISKS

The Torray Institutional Fund's investors face the risk that the manager's business analyses prove faulty. The Fund usually holds between 25 and 40 stocks compared to a mutual fund industry average of well over 100. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the general market and many other funds are rising. Beyond that possibility there is always a risk that money may be lost on investments in equity mutual funds.

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Fee
(fees paid directly from your investment)                 None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Comprehensive Management Fee*...........................  0.85%
Total Annual Fund Operating Expenses....................  0.85%

*The Fund pays the manager a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and management services provided by the manager as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund including transfer agency, custody, professional and registration fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example uses the same assumptions that are in all mutual fund prospectuses: a $5,000,000 investment, a 5% return and fund expenses that remain the same each year. The figures shown in this example are entirely hypothetical. They are not representations of past or future performance or expenses. Your actual costs and returns may be higher or lower.

    1 Year        3 Years
    $43,562       $136,157



FUND MANAGEMENT

The Fund's manager is The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817, which also manages The Torray Fund, a no-load mutual fund that began operations on January 1, 1991. Robert E. Torray has served as President of the manager since 1990. Mr. Torray is also the Chairman of Robert E. Torray & Co. Inc., which he founded on May 1, 1972, and which is a manager of large institutional separate accounts ranging in size between $5.3 million and $704.2 million on behalf of Fortune 100 companies, labor unions, foundations and endowments and state and municipal governments. Douglas C. Eby, the Fund's co-manager, joined The Torray Corporation in 1992. He serves as its Executive Vice President and is also President of Robert E. Torray & Co. Inc. Robert E. Torray & Co. Inc. and The Torray Corporation (together The Torray Companies) share the same management, staff and offices. Mr. Torray is 64 and Mr. Eby is 42.

The manager provides investment advice and portfolio management services and oversees the administration of the Fund.

Prior Performance of the Manager's Comparable Accounts

The table below sets forth performance data relating to the historical performance of (i) The Torray Fund, a no-load mutual fund advised and managed by the manager which has substantially similar investment objectives, policies and strategies as the Fund and (ii) The Robert E. Torray & Co., Inc. Composite, a composite of separately managed investment advisory accounts managed at all times under the supervision of Mr. Robert E. Torray, President of the manager, and other principals of the manager, since May 1, 1972 and which have substantially similar investment objectives, policies and strategies as the Fund.

The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary.


                      AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2000

                                                 Past       Past       Past         Past
                                                 One        Five       Ten        Twenty-
                                                 Year       Years      Years     Eight Years

The Torray Fund (1)                              (3.38%)     18.08%    18.50%        n/a
Robert E. Torray & Co. Inc. Composite (2)         1.94%      18.97%    19.38%       14.94%
S&P 500 Composite Stock Index (3)                (9.10)%     18.32%    17.45%       12.30%

_______________

  (1) The performance information for The Torray Fund reflects its actual fees and expenses which totaled 1.06% for its fiscal year ended December 31, 2000.

  (2) The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect the highest advisory fee charged to the manager's private advisory accounts.

  (3) The S&P 500 Composite Stock Index measures the performance of 500 large-capitalization U.S. companies. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.

PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 PM. eastern time) will be processed at the net asset value calculated that day. Net asset value per share is calculated by dividing the Fund's net assets by the number of shares outstanding after the New York Stock Exchange ("NYSE") closes for the day.

The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, the securities will be valued using fair value guidelines approved by the Fund's board of trustees.

How To Buy Shares

You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

The minimum initial purchase is $5,000,000. You should send your check payable to "The Torray Institutional Fund" with a completed account application to the Fund's transfer agent:

      The Torray Institutional Fund
      c/o PFPC Inc.
      211 South Gulph Road
      PO.  Box 61503
      King of Prussia, PA 19406-0903

Additional purchases should be mailed to:

      The Torray Institutional Fund
      c/o PFPC Inc.
      211 South Gulph Rd.
      PO.  Box 61767
      King of Prussia, PA 19406-8767

Please remember to include your account number on your check.

You may also buy shares through a broker or other financial institution and may be charged a fee for their services. Such brokers and other financial institutions may designate other entities to receive purchase and redemption orders on behalf of the Fund.

How to Redeem Shares

You may redeem your shares either in writing or by telephone if you elected the telephone redemption privilege on your application. You should submit your written redemption request directly to:

      The Torray Institutional Fund
      c/o PFPC Inc.
      211 South Gulph Road
      P.O.  Box 61503
      King of Prussia, PA 19406-0903

If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

To redeem by telephone you can call 1-800-626-9769.

Please remember that all redemption requests must include your name and account number. The Fund may take up to seven days to pay redemption proceeds. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

Redemptions sent to an address other than the address of record

For your protection, we will require an acceptable medallion signature guarantee (see below) for all fund redemptions that are sent to a different address than the address of record. This includes all IRA transfers. A redemption request bearing  a  non-medallion  signature  guarantee  will  be  returned  to  you  in accordance with the transfer agent's rejection procedures. This could significantly delay your redemption request as it will be returned to you via first class mail. The Fund will not be responsible for delays of this nature.

An acceptable medallion signature guarantee can be obtained from a domestic bank or trust company, broker/dealer, clearing agency, savings association, or other financial institution which is participating in any of the following three medallion programs: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these required programs will not be accepted.

Additional Purchase and Redemption Information

The Fund reserves the following rights as they relate to purchases and redemptions:

     o To redeem your shares if your account balance falls below $5,000,000 as a result of redemptions. You will receive 30 days notice to increase the value of your account to $5,000,000 before the account is closed.

     o   To refuse any purchase order.

     o   To refuse third-party checks for purchases of shares.

     o   To change or waive the Fund's investment minimums.

     o To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

     o To accept an initial order for less than $5,000,000 upon the discretion of the manager.

Shareholders should be aware that purchase and redemption requests mailed to the Fund's Maryland address will not be processed until they are received by the Fund's transfer agent (generally the next business day) at the address on page ___. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund's transfer agent.

TAXES AND DISTRIBUTIONS

The Fund declares and pays dividends quarterly and net capital gains at least annually. All distributions will be invested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can elect to cancel cash payments by notifying the Fund, in writing, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your written notice.

The Fund will distribute substantially all of its investment income and capital gains, if any The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. The manager's buy and hold strategy may act to limit the realization of short-term gains, and defer the realization of long-term gains. Each redemption of Fund shares is a taxable event. You should consult a tax advisor regarding your investment in the Fund.

                               INVESTMENT MANAGER

                             The Torray Corporation
                         6610 Rockledge Drive, Suite 450
                               Bethesda, MD 20817


                                  LEGAL COUNSEL

                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20005


                              INDEPENDENT AUDITORS

                        Briggs, Bunting, & Dougherty, LLP
                          Two Logan Square, Suite 2121
                               18th & Arch Streets
                           Philadelphia, PA 19103-4901


                                 TRANSFER AGENT

                                    PFPC Inc.
                              211 South Gulph Road
                                  PO. Box 61503
                         King of Prussia, PA 19406-0903

                         HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.

Additional information about the Fund's investments will be available in the Fund's Annual and Semi-annual Report to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-443-3036, in writing to The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817 or on the Fund's web site at www.torray.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@ sec.gov.

The Torray Fund - 811-06096

                                       THE
                                     TORRAY
                                 INSTITUTIONAL
                                      FUND



                                -----------------

                                   PROSPECTUS

                                -----------------








                                  July 1, 2001

                                 THE TORRAY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                       FOR THE TORRAY INSTITUTIONAL FUND

                                  July 1, 2001

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for The Torray Institutional Fund (the "Fund") dated July 1, 2001. A copy of the Prospectus may be obtained by writing The Torray Corporation, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817, or by telephoning toll free at 1-800-443-3036. The Fund's annual report is a separate document which, when available, will be supplied with the SAI and will include the Fund's audited financial statements, which will be incorporated by reference into this Statement of Additional Information.

The Fund is a separate investment series of The Torray Fund (the "Trust"). The Trust currently consists of two separate investment series.


                                TABLE OF CONTENTS


                                                                            Page

INVESTMENT OBJECTIVE, POLICIES, RISKS, RESTRICTIONS AND LIABILITIES..........1

MANAGEMENT OF THE FUND.......................................................3

INVESTMENT MANAGER AND OTHER SERVICES........................................5

DISTRIBUTIONS................................................................6

BROKERAGE SERVICES...........................................................6

ORGANIZATION AND CAPITALIZATION OF THE FUND..................................7

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE....................8

TAXES........................................................................9

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS...........................10

FINANCIAL STATEMENTS........................................................11

INVESTMENT OBJECTIVE, POLICIES, RISKS, RESTRICTIONS AND LIABILITIES

Investment Objective
--------------------

     The Torray Institutional Fund (the "Fund") is a diversified, open-end mutual fund. The Fund's goal is to build shareholder wealth over long periods of time (10 years or more). There is no guarantee that the Fund will meet this objective.

      Equity Securities. Since it purchases equity securities, the Fund is subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the Fund's equity securities may fluctuate from day-to-day. Historically, the stock markets have moved in cycles. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The stock prices of these companies may suffer a decline in response. These factors contribute to price volatility. Therefore, in order to be successful, investors must accept the fact that although the stocks of good companies generally will rise over long periods, they can trade at virtually any price in the short run.

      U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See "Brokerage Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.

      The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.

Investment Restrictions
-----------------------

      Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

      (1) Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

      (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

      (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

      (4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

      (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

      (6) Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

      (7) Purchase or sell commodities or commodity contracts, including future contracts.

      (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

      (9) Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

      (10) Acquire more than 10% of the voting securities of any issuer.

      (11) Concentrate more than 25% of the value of its total assets in any one industry.

      It is contrary to the Fund's present policy, which may be changed by the Trustees without shareholder approval, to borrow money, pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund's present policy to:

      (1) Invest more than 10% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

      (2) Write (sell) or purchase options.

      (3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

      (4) Make investments for the purpose of gaining control of a company's management.

      All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

      The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Shareholder Liability
---------------------

      Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

MANAGEMENT OF THE FUND

      The Trust is overseen by a board of trustees. The board of trustees meets regularly to review the Fund's activities, contractual arrangements, and performance.

      Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

      Robert P. Moltz (DOB  10/03/47), Trustee of the Fund.  President and Chief
            Executive  Officer,   Weaver  Bros.   Insurance   Associates,   Inc.
            (insurance).

      Professor Roy A. Schotland (DOB 03/18/33), Trustee of the Fund. Professor of Law, Georgetown University Law Center; Director, Custodial Trust Company (banking). Director, Croft Funds Corporation (open-end management investment company).

      Wayne H.  Shaner  (DOB  08/23/47),  Trustee of the Fund.  Vice  President,
            Investments, Lockheed Martin Corporation and Lockheed Martin Investment Management Company; Member, Investment Committee, Maryland State Retirement System.

      Bruce C. Ellis (DOB  07/26/44),  Trustee of the Fund.  Director,  Shepards
            Foundation (charity); Since 1992, Director, Rushmore/Cappiello Fund (investment company) and Rushmore Funds (investment companies).

      *William M Lane  (DOB  05/21/50),  Chairman  of  the  Board  of  Trustees,
            President and Secretary of the Fund. Vice President, Secretary and Treasurer, Robert E. Torray & Co., Inc.; Vice President and Secretary, The Torray Corporation; Secretary and Treasurer, Birmingham Capital Management Co., Inc.

      Douglas C. Eby (DOB  07/28/59),  Vice President and Treasurer of the Fund.
            President, Robert E. Torray & Co., Inc.; Vice President and Treasurer, The Torray Corporation.

--------------------

*Mr. Lane is an "interested person" of the Fund under the Investment Company Act of 1940.

      The mailing address of the officers and Trustees is c/o The Torray Fund, 6610 Rockledge Drive, Suite 450, Bethesda, Maryland 20817.

      The Fund's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

      Each Trustee who is not an "interested person" of the Fund receives an annual fee of $10,000, plus $1,000 for each Trustees' meeting attended. The salaries and expenses of each of the Fund's officers are paid by the Manager. Mr. Lane and Mr. Eby as stockholders and/or officers of the Manager, will benefit from the management fees paid by the Fund.

      The following table exhibits Trustee Compensation for the fiscal year ended December 31, 2000.


                               Aggregate Compensation from the        Total Compensation from the
Name of Person,                 Fund for the Fiscal Year Ended         Trust for the Fiscal Year
   Position                          December 31, 2000 (1)            Ended December 31, 2000 (2)
---------------                -------------------------------        ---------------------------

Frederick Amling (3)                        $0                                  $___
Robert P. Moltz                             $0                                  $___
Roy A. Schotland                            $0                                  $___
Wayne H. Shaner                             $0                                  $___
Bruce C. Ellis                              $0                                  $___
William M Lane                              $0                                  $___

--------------------

(1) The Fund had no investment operations during the fiscal year ended December 31, 2000, and therefore the Trustees received no compensation with respect to the Fund during this period.

(2) During the fiscal year ended December 31, 2000, the Trust consisted of one single investment series and the Trustees received compensation during the period with respect to that series only.

(3)   Mr. Amling retired from the Board effective March 31, 2001.


INVESTMENT MANAGER AND OTHER SERVICES

The Manager
-----------

      Pursuant to a written management contract ("Management Agreement") between the Fund and the Manager, subject to such policies as the Trustees of the Fund may determine, the Fund pays the Manager a single comprehensive management feee at the annual rate of 0.85% of the Fund's average daily net assets which fee covers all operating expenses of the Fund including the investment advisory and management services provided by the Manager. Under the Management Agreement, the Manager furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.

      Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under "Brokerage Services," the Fund's portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

      Pursuant to the Management Agreement, the Manager bears all expenses of the Fund, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

      The Management Agreement has been approved by the Trustees of the Fund. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days' notice by the Manager to the Fund. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Torray" may be withdrawn.

      The Management Agreement provides that the manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      The Manager is a Maryland corporation organized in 1990. Approximately sixty-four percent (64%) of the outstanding voting shares of the manager is owned by Robert E. Torray.

Code of Ethics
--------------

      The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the manager has also adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

Other Services
--------------

      Custodian and Transfer Agent. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, is the custodian for the Fund. PFPC, Inc., 211 South Gulph Road, King of Prussia, PA 19406-0903 serves as transfer agent and shareholder servicing agent to the Fund.

      Certified Public Accountants. The Fund's independent public accountants are Briggs Bunting & Dougherty, LLP, Two Logan Square, Suite 2121, Philadelphia, PA 19103.

      Fund Counsel. Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

DISTRIBUTIONS

      Distributions from Net Investment Income. The Fund pays out substantially all of its net investment income, (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

       Distributions of Capital Gains. The Fund's policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

BROKERAGE SERVICES

      Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets but the price paid by the Fund usually includes a dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

      When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.

      It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Manager may receive research, statistical and quotation services from brokers with which the Fund's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the Manager are not reduced because it receives such services.

      As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause the Fund to pay a broker which provides "brokerage and research services" (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

      Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.

ORGANIZATION AND CAPITALIZATION OF THE FUND

      The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. The Fund's fiscal year ends on December 31 of each year.

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE

How to Redeem Shares
--------------------

      The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption "How to Redeem." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the Shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange is open. Proceeds will normally be forwarded on the next day on which the New York Stock Exchange is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

      The Fund may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

      It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

      The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in the Fund falls below a specified level, currently set at $5,000,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

How Net Asset Value is Determined
---------------------------------

      The net asset value per share of the Fund is determined once on each day on which the New York Stock Exchange is open, as of the close of the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported -- and in the case of certain securities traded over-the- counter -- the last reported bid price.

      Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

      Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund's net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

TAXES

      All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund's shareholders and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a dividend, and will be subject to federal income taxes as ordinary income or, if properly designated by the Fund, as long-term capital gain. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

      The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its "investment company taxable income," which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

      In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

      Distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund's gross income was derived from qualifying dividends from domestic corporations.

      Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.

      The Fund is required to withhold and remit to the U.S. Treasury 31% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.

      The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS

Calculation of Return
---------------------

      Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and
(4) dividing this account value for the hypothetical investor by the initial $10,000 investment and annualizing the result for periods of less than one year.

Performance Comparisons
-----------------------

      The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.

FINANCIAL STATEMENTS

      The financial statements for the Fund when available at the end of the Fund's initial period of investment operations, will be filed with the SEC and incorporated by reference into this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)      Agreement and Declaration of Trust originally filed as exhibit
                  (1) to the Registrant's Initial Registration Statement on Form N-1A dated April 24, 1990, is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

         (b) By-Laws originally filed as exhibit (2) to the Registrant's Initial Registration Statement on Form N-1A dated April 24, 1990, are incorporated by reference to exhibit (2) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

         (c)      Not Applicable

         (d) Management Contract with The Torray Corporation ("Torray") - to be filed by amendment.

         (e)      Not Applicable

         (f)      Not Applicable

         (g)(1) Custodian Agreement between the Registrant and PFPC Trust Company - to be filed by amendment.

            (2) Custody Administration and Agency Agreement between the Registrant and PFPC is incorporated by reference to exhibit
                  (8)(c) to Post-Effective Amendment No. 8, electronically filed on February 11, 1998

         (h) Transfer Agent Services Agreement between Registrant and PFPC is incorporated by reference to exhibit (9)(a) to Post-Effective Amendment No. 8, electronically filed on April 29, 1998

         (i)      Legal Opinion of Dechert - to be filed by amendment

         (j) Consent of independent accountants Briggs Bunting & Dougherty, LLP - to be filed by amendment

         (k)      Not Applicable

         (l) Purchase Agreement between Registrant and Robert E. Torray as filed as exhibit (13) to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20, 1990, is incorporated by reference to exhibit
                  (13) to Post-Effective Amendment No. 6, as filed on April 30, 1996

         (m)      Not Applicable

         (n)      Not Applicable

         (o)      Not Applicable

         (p)(1) Code of Ethics of The Torray Fund is incorporated by reference to exhibit (p)(1) to Post-Effective Amendment No. 11, electronically filed on April 5, 2000

         (p)(2) Code of Ethics of The Torray Corporation is incorporated by reference to exhibit (p)(2) to Post-Effective Amendment No. 11, electronically filed on April 5, 2000
      -----------------

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

ITEM 25.  INDEMNIFICATION

      Article VIII of the Registrant's Agreement and Declaration of Trust, provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of his or her office.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions (or otherwise), the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

      The business and other connection of the officers and directors of Torray are set forth in the Form ADV of Torray as currently on file with the U.S. Securities and Exchange Commission, which is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITER

      None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books or other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant's Transfer Agent, PFPC, 211 South Gulph Road, King of Prussia, PA 19406-0903 (transfer agency and shareholder records), the offices of Registrant's manager, The Torray Corporation, 6610 Rockledge Drive, Bethesda, MD 20817, at the offices of the Registrant's Custodian, PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809 (journals, ledgers, receipts, and brokerage orders), or at the offices of Dechert, counsel to the Registrant, 1775 Eye Street, N.W., Washington, D.C. 20006 (minutes books and declaration of trust).

ITEM 29. MANAGEMENT SERVICES

      Not Applicable.

ITEM 30. UNDERTAKINGS

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda and the State of Maryland, on this 17th day of April, 2001.

                                 THE TORRAY FUND



                                    By:   / s /  William M Lane
                                        ------------------------------
                                         William M Lane
                                         President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

            SIGNATURE             TITLE                          DATE


      / s / Robert P. Moltz       Trustee                        April 17, 2001
---------------------------------
        Robert P. Moltz*

      / s / Roy A. Schotland      Trustee                        April 17, 2001
---------------------------------
        Roy A. Schotland*

      / s / William M Lane        Trustee, Principal Executive   April 17, 2001
--------------------------------- Officer and Principal
        William M Lane            Financial Officer

      / s / Bruce C. Ellis        Trustee                        April 17, 2001
---------------------------------
        Bruce C. Ellis*

      / s / Wayne H. Shaner       Trustee                        April 17, 2001
---------------------------------
        Wayne H.Shaner*


  *By:   / s / William M Lane
        ---------------------
         William M Lane
         Attorney-in-Fact